PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2022 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.0%)
FedEx Corp.	551,180	81,833,695

Banks (4.0%)
Bank of America Corp.	3,000,000	90,600,000
Signature Bank	485,426	73,299,326

		163,899,326
Biotechnology (11.2%)
Biogen Inc. [q]	347,751	92,849,517
BioMarin Pharmaceutical Inc. [q]	1,059,846	89,843,145
Gilead Sciences Inc.	1,949,610	120,271,441
Moderna Inc. [q]	697,601	82,491,318
Vertex Pharmaceuticals Inc. [q]	261,967	75,849,925

		461,305,346
Capital Markets (8.9%)
S&P Global Inc.	331,514	101,227,800
The Bank of New York Mellon Corp.	2,444,145	94,148,465
The Charles Schwab Corp.	2,360,908	169,678,458

		365,054,723
Communications Equipment (2.9%)
Cisco Systems Inc.	3,000,000	120,000,000

Consumer Finance (5.4%)
American Express Co.	642,639	86,698,427
Capital One Financial Corp.	700,000	64,519,000
Discover Financial Services	800,869	72,815,009

		224,032,436
Containers & Packaging (2.0%)
Ball Corp.	1,735,412	83,855,108

Diversified Telecommunication Services (3.2%)
Verizon Communications Inc.	3,521,415	133,708,128

Equity Real Estate Investment Trusts (2.0%)
Simon Property Group Inc.	913,815	82,014,896

Food & Staples Retailing (3.4%)
Sysco Corp.	1,975,976	139,721,263

Health Care Equipment & Supplies (2.3%)
Becton, Dickinson and Co.	419,352	93,444,206

Household Durables (2.0%)
D.R. Horton Inc.	1,248,104	84,059,804

Insurance (2.6%)
The Progressive Corp.	911,671	105,945,287

Interactive Media & Services (1.9%)
Alphabet Inc., Class A [q]	800,000	76,520,000

IT Services (10.0%)
Accenture plc, Class A	231,254	59,501,654
Amdocs Ltd.	1,048,646	83,314,925
Global Payments Inc.	1,128,745	121,960,897
Mastercard Inc., Class A	300,000	85,302,000
Paychex Inc.	555,898	62,377,315

		412,456,791
Life Sciences Tools & Services (2.9%)
Agilent Technologies Inc.	1,000,000	121,550,000

Machinery (5.0%)
Cummins Inc.	455,464	92,691,479
Deere & Co.	287,730	96,070,170
Stanley Black & Decker Inc.	245,000	18,426,450

		207,188,099
Media (2.4%)
Comcast Corp., Class A	3,428,863	100,568,552

Pharmaceuticals (4.8%)
Merck & Co., Inc.	2,306,548	198,639,914

Road & Rail (2.1%)
Union Pacific Corp.	436,475	85,034,060

Semiconductors & Semiconductor Equipment (1.8%)
Micron Technology Inc.	1,450,399	72,664,990

Software (4.1%)
Microsoft Corp.	369,967	86,165,314
Oracle Corp.	1,358,062	82,936,846

		169,102,160
Specialty Retail (2.6%)
Ross Stores Inc.	774,665	65,281,020
The Gap Inc.	5,067,768	41,606,375

		106,887,395
Technology Hardware, Storage & Peripherals (3.2%)
Apple Inc.	468,300	64,719,060
Western Digital Corp. [q]	2,100,000	68,355,000

		133,074,060
Textiles, Apparel & Luxury Goods (2.3%)
Hanesbrands Inc.	7,512,685	52,288,288
VF Corp.	1,382,333	41,345,580

		93,633,868
Trading Companies & Distributors (1.8%)
W.W. Grainger Inc.	155,132	75,889,023

Total investment in equities (96.8%) (cost $4,061,959,373)		3,992,083,130

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	10/06/2022	250,000	249,863
Community Vision Capital & Consulting	0.50%	03/31/2023	250,000	242,561
Self-Help Federal Credit Union	0.40%	02/25/2023	250,000	245,973

				738,397
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/17/2022
Participating depository institutions:
Chambers Bank, par 23,000; Legacy Bank & Trust Company, par 238,500; Prime Alliance Bank, par 238,500; (cost $490,674)	0.73%	03/16/2023	500,000	490,674

Community Development Loans (0.0%) α
Root Capital Inc.	1.00%	02/01/2023	100,000	97,978

Time Deposits (3.8%)
BBVA, Madrid	2.43%	10/03/2022	156,027,773	156,027,773

Total short-term securities (3.8%) (cost $157,354,822)				157,354,822

Total securities (100.6%) (cost $4,219,314,195)				4,149,437,952

Other assets and liabilities (-0.6%)				(23,308,864)

Total net assets (100.0%)				4,126,129,088

θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

Such securities have been classified as level 3.

plc	Public Limited Company